Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Assets:
Cash and cash equivalents	₨ 44,925	$ 690	₨ 52,710	₨ 99,049
Investments
Financial instrument at FVTPL	46,438		105,244
Financial instrument at FVTOCI	181,919		150,917
Financial instrument at Amortized cost	28,405		42,972
Other financial assets
Trade receivables	105,436		98,844
Unbilled revenues	42,486		45,095
Other assets	11,615		13,414
Derivative assets	1,273		9,853
Total	462,497		519,049
Trade payables and other payables
Trade payables and accrued expenses	68,129		65,486
Other liabilities	1,057		1,195
Loans, borrowings and bank overdrafts	138,259		142,412
Derivative liabilities	2,217		2,710
Total	₨ 209,662		₨ 211,803